Notes Payable	9 Months Ended
Sep. 30, 2012
Notes Payable

7. Notes Payable

Loan and Security Agreement

In September 2012, the Company entered into a loan and security agreement (the Agreement) with MidCap Financial, SBIC, LP (MidCap Financial), providing for the borrowing of up to $15 million, of which $10 million was required to be drawn. The remaining $5 million may be drawn at the option of the Company. The Agreement provides for the loan to be issued in three tranches: the first tranche of $5 million was issued in September 2012; the second tranche of $5 million was issued in December 2012; and the final tranche may be drawn at the option of the Company no later than June 2013. The loan has a monthly variable interest rate, reset each month, if applicable, as determined by adding to 600 basis points the greater of: (a) one month LIBOR or (b) 3% (the LIBOR floor). Interest on amounts outstanding are payable monthly in arrears. There is an interest only period to December 31, 2013 followed by straight-line principal payments over thirty-six months. At the time of final payment, the Company must pay an exit fee of 3% of the drawn amount. Pursuant to the Agreement, the Company provided a first priority security interest in all existing and after-acquired assets, excluding intellectual property. In addition, the terms of the Agreement provide MidCap Financial a warrant to purchase shares of the Company’s Series E Preferred equal to 4% of the amount drawn down under the facility divided by the Series E Preferred exercise price of $12.11 per share. The warrant is exercisable for up to 10 years from the date of issuance and will expire upon the completion of the Company’s proposed IPO if it has not been previously exercised.

The Company has the right to prepay all or a portion of the borrowed amounts under the Agreement; however, if the Company exercises this option, the Company must pay a prepayment fee determined by multiplying the outstanding loan amount by 5% if the prepayment occurs through December 31, 2014, 2% if the prepayment occurs in 2015 and 1% if the prepayment occurs in the final year. In the event of default, upon which all amounts borrowed become immediately due and payable, the Company will be subject to the prepayment fee. An event of default includes, but is not limited to, an occurrence such as a payment default, a material adverse change, insolvency, or a change of control.

In connection with the Agreement and the first tranche drawdown of $5 million in September 2012, the Company issued a warrant to MidCap Financial to purchase shares of the Company’s Series E Preferred in an amount equal to 4% of the amount drawn down under the Agreement divided by the Series E Preferred exercise price of $12.11 per share. The warrant is immediately exercisable and may be net settled. The aggregate fair value of the warrant upon issuance and at September 30, 2012 was $79,000. Contemporaneously with the issuance of the warrant, the Company recorded a debt discount of $79,000.

Debt issuance costs paid directly to MidCap Financial of $114,000 (financing fees) and the fair value of the warrant issued to MidCap Financial were treated as a discount on the debt and are being accreted using the interest method. Other debt issuance costs for legal fees are included in other assets in the accompanying consolidated balance sheet and are being amortized using the interest method. The accretion of the debt discount and amortization of other debt issuance costs are recorded as interest expense in the consolidated statement of comprehensive loss.

The Company recorded interest expense related to the borrowings of $40,000 for the nine months ended September 30, 2012. Included in interest expense for this period was interest on principal, amortization of the debt issuance costs, accretion of debt discount, and the accretion of the final exit fee. For the nine months ended September 30, 2012, the effective interest rate on the amounts borrowed under the Agreement, including the accretion of the debt discount and the accretion of the final payment, was 10%.

Future payments as of September 30, 2012 under the Agreement are as follows (in thousands):

Remainder of 2012	$143
2013	580
2014	1,990
2015	1,847
2016	1,701

Total minimum payments	6,261
Less amount representing interest	(1,261)

Notes payable, gross	5,000
Discount on notes payable	(188)
Accretion of the final exit fee payment	3

Long-term notes payable	$4,815